StepStone Private Markets

Consolidated Schedule of Investments
June 30, 2025 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Co-Investments - Non-Controlled/Non-Affiliated - 13.6% of NAV					1,2,3,4
Europe - 2.1% of NAV
BC Partners Defender Co-Investment L.P.	Private Equity	09/10/2021	$3,561,113	$6,375,219	*
Blackstone Infrastructure Hogan Co-Invest 2 (CYM) L.P.	Real Assets	08/30/2023	11,965,842	11,939,932	5
Blackstone Infrastructure Miro Co-Invest (CYM) L.P.	Real Assets	04/25/2022	9,964,635	12,891,812	*,5
CCP Hermes LP	Private Equity	11/01/2024	40,078	—	*,5
Cinven Pegasus Limited Partnership	Private Equity	10/02/2024	8,787,520	10,060,515	*
Enak Aggregator Limited Partnership	Private Equity	01/18/2022	2,875,802	3,964,701	*
Everest Co-Investment LP	Private Equity	03/19/2025	4,858,467	5,224,047	*
Hao Tian Asia Investment Co Ltd. Facility A ($514,781 principal amount, 10.65%, 04/15/2025)	Private Debt	06/04/2021	530,519	547,003	6
Kindred Capital Co-Invest I LP	Private Equity	04/26/2022	15,125,016	11,400,000	*
KKR Cretaceous Co-Invest L.P.	Real Assets	12/08/2022	14,300,000	18,990,628	*
Palace Co-Invest, SLP	Real Assets	08/07/2021	9,370,425	16,493,759	*
Triton C Investment A L.P.	Private Equity	03/29/2022	4,912,115	6,448,029	*
Total Europe			$86,291,532	$104,335,645

North America - 11.2% of NAV
AMP-20 Sterling Limited Partnership	Private Equity	08/02/2023	$4,511,587	$3,921,921	*,5
Ares CARS Co-Invest, L.P.	Real Assets	05/26/2022	21,517,786	25,179,336	5
Ares Insurance Partners, L.P.	Private Equity	10/17/2024	16,085,215	17,030,456	*,5
Ascend SMG Co-Invest 1, L.P.	Private Equity	09/25/2023	2,562,567	3,791,642	*
Birch Grove CLO Ltd. ($17,158,750 principal amount, 07/17/2037)	Private Debt	10/15/2024	11,747,753	12,078,114	6,7
Birch Grove CLO 10 Ltd. ($18,500,000 principal amount, 1/22/2038)	Private Debt	11/26/2024	18,513,341	19,725,562	6,7
Birch Grove CLO 12 Ltd. ($18,500,000 principal amount, 4/22/2038)	Private Debt	01/02/2025	18,523,935	19,072,731	6,7
BPCP Speedstar Acquisition, LLC (1,900 common shares)	Private Equity	01/20/2021	1,367,940	2,054,256	*,6,8
Buckeye Co-Invest II, LP	Real Assets	07/26/2024	7,462,377	7,993,392
Carlyle US CLO 2025-2, Ltd. ($16,741,375 principal amount, 07/25/2038)	Private Debt	06/11/2025	14,846,117	14,946,578	6,7,9
Castlelake Consumer Receivables Opportunity III, L.P.	Private Debt	06/26/2024	20,632,982	22,912,892	*,5
Cendyn Group Holdings LLC (675 preferred shares)	Private Equity	10/05/2023	31,978,077	31,968,648	6
CIFC Funding 2024-V, Ltd. ($22,896,900 principal amount, 01/22/2038)	Private Debt	12/20/2024	20,003,900	21,246,882	6,7
Cinven Discovery Limited Partnership	Private Equity	09/22/2022	2,571,723	4,775,188	*
Columbia Spectrum Partners VI-A, L.P.	Private Equity	09/10/2024	45,000,000	44,955,000	*
Decisions, LLC (1,718,769 common shares)	Private Equity	12/28/2020	2,700,000	5,795,157	*,6,10
ECP V (California Co-Invest), LP	Real Assets	08/19/2024	26,152,225	25,903,057	*,5
Elk 2 Coinvest I, L.P.	Private Equity	07/29/2024	—	—	*,5
EQT X Co-Investment (F) SCSp	Private Equity	02/09/2024	4,938,839	4,905,214	*

StepStone Private Markets

Consolidated Schedule of Investments (continued)
June 30, 2025 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Co-Investments - Non-Controlled/Non-Affiliated (continued)
North America (continued)
FH Sunrise Co-Investment I, LP (4,365,458 common shares)	Private Equity	05/01/2023	$4,365,458	$6,373,568	*
HS Ruby LLC	Private Equity	07/25/2024	325,713	—	*,5
Ilumed Parent LLC (3,060 preferred shares)	Private Equity	08/19/2024	22,006,789	22,000,000	*,6,8
IPEX Co-Invest, L.P.	Private Equity	02/28/2024	5,000,000	7,050,000	*
JFL-Rand Co-Invest US Partners, L.P.	Private Equity	03/10/2023	6,225,599	17,011,242	*,5
JFL-Tiger Co-Invest Partners, L.P.	Private Equity	10/12/2023	4,171,578	7,085,802	*,5
KKR Apple Co-Invest L.P.	Real Assets	09/20/2021	5,173,770	7,167,909	*
KKR Gameday Co-Invest L.P.	Private Equity	08/22/2024	25,891,890	28,475,258	*
LJ Perimeter Co-Invest, L.P.	Private Equity	10/28/2022	4,834,380	4,736,259	*,5
LJ Shield Co-Invest, L.P.	Private Equity	07/11/2024	17,357,826	23,055,994	*,5
MH Fund II Co-Invest, LP	Real Assets	03/23/2021	6,258,462	6,913,785	*,5,8
Mosyle Corporation - Series B-2 (45,010 preferred shares)	Private Equity	04/21/2022	1,083,980	1,354,977	*,6
MPP KKC Holdings, LLC (3,000,000 common shares)	Private Equity	11/10/2021	3,000,000	5,430,000	*,6,8
MTS Belmont Holdings, L.P.	Private Equity	06/03/2025	12,411,350	12,411,350	*
Novacap TMT VI Co-Investment (Cadenza), L.P.	Private Equity	08/22/2023	3,293,566	3,276,052	*
OSP Co-Invest II, LP - MB series	Private Equity	01/02/2024	10,010,000	15,573,285	*,8
Palms Co-Investment Partners, L.P.	Private Equity	06/03/2022	4,676,217	5,288,863	*
Peak Topco, Inc. (20,833 common shares)	Private Equity	08/23/2024	20,833,333	20,833,333	*,5,6
Pegasus Coinvestors, L.P.	Real Assets	10/05/2021	3,686,738	4,283,989	5,10
Providence VIII Tetris Co-Investment-A L.P.	Private Equity	11/18/2022	3,961,993	5,771,412	*,5
RPIII FB Co-Invest LLC	Private Equity	03/02/2023	5,000,000	5,450,000	*,10
Starlight Co-Invest LP	Private Equity	10/30/2024	20,056,257	20,011,528	*
Stripes VI Rainier Co-Invest, LP	Private Equity	10/31/2024	25,057,693	24,991,485	*
THL Fund IX Investors (BV), L.P.	Private Equity	05/05/2021	2,488,783	4,973,276	*
TPG VIII Merlin CI II, L.P.	Private Equity	07/30/2021	230,308	2,308,443	5
WP Irving Co-Invest, L.P.	Private Equity	04/11/2022	1,139,587	3,932,160
Total North America			$489,657,634	$554,015,996

Rest of the World - 0.3% of NAV
BGO Asia III Blossoms Co-Investment LP	Real Assets	10/10/2023	$10,705,991	$12,652,739	*,5,11
Total Rest of the World			$10,705,991	$12,652,739
Total Non-Controlled/Non-Affiliated Co-Investments			$586,655,157	$671,004,380

Primary Investment Funds - Non-Controlled/Non-Affiliated - 4.3% of NAV					1,2,3,4
Europe - 0.1% of NAV
Growth Capital Partners Fund V LP	Private Equity	04/14/2022	$6,248,112	$6,924,412	5,12
Total Europe			$6,248,112	$6,924,412

North America - 4.0% of NAV
Blue Road Capital PV II, L.P.	Real Assets	08/27/2024	$19,247,777	$24,625,563	*,5
Carlyle Santiago Aggregator, L.P.	Private Debt	08/23/2024	37,924,714	38,215,570
Dunes Point Capital Fund III-A, L.P.	Private Equity	10/12/2023	21,418,788	24,842,071	*,5

StepStone Private Markets

Consolidated Schedule of Investments (continued)
June 30, 2025 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Primary Investment Funds - Non-Controlled/Non-Affiliated (continued)
North America (continued)
HPH III Investments Parallel Fund, LP	Private Equity	07/16/2024	$15,248,398	$18,302,980	5
Imaginary I Opportunity, L.P.	Private Equity	04/21/2022	3,000,000	1,773,883	*
JFL Equity Investors VI, L.P.	Private Equity	07/31/2024	14,243,729	17,610,186	*,5
OceanSound Partners Fund, LP	Private Equity	02/28/2022	8,578,286	14,024,996	*,5,12
PennantPark Capital Liquidity Solutions, LP	Private Debt	08/04/2023	17,500,000	19,589,163	*,5
Tiger Global Private Investment Partners XV Feeder, L.P.	Private Equity	03/23/2022	9,583,794	7,402,705	*,5
Truelink Capital I-A, L.P.	Private Equity	04/30/2024	22,508,869	29,997,865	*,5
Total North America			$169,254,355	$196,384,982

Rest of World - 0.2% of NAV
Eve One Fund II L.P.	Private Equity	03/11/2022	$8,900,000	$11,330,176	*,5
Total Rest of World			$8,900,000	$11,330,176
Total Non-Controlled/Non-Affiliated Primary Investment Funds			$184,402,467	$214,639,570

Secondary Investment Funds - Non-Controlled/Non-Affiliated - 65.8% of NAV					1,2,3,4
Europe - 13.0% of NAV
24XBFS Limited Partnership	Private Equity	04/16/2025	$68,403	$68,403	*,11
Advent International GPE IX Limited Partnership	Private Equity	09/30/2024	6,111,951	7,416,186	*,5,11
Advent International GPE IX-A SCSp	Private Equity	09/30/2024	1,791,115	2,188,525	*,5
Advent International GPE IX-F Limited Partnership	Private Equity	12/31/2024	2,119,993	2,788,636	*,5,12
Advent International GPE VII-E Limited Partnership	Private Equity	12/31/2021	695,079	204,216	*,5,11
Advent International GPE VIII Limited Partnership	Private Equity	09/30/2024	1,026,291	1,161,524	*
Advent International GPE VIII-B Limited Partnership	Private Equity	12/31/2024	3,081,349	3,249,243	*,5,12
Advent International GPE VIII-H Limited Partnership	Private Equity	12/31/2021	3,096,353	2,569,484	*,11
Advent International GPE X-A SCSp	Private Equity	09/30/2024	860,513	1,061,235	*,5
Altor Fund IV (No. 1) AB	Private Equity	12/30/2022	9,111,890	9,121,291	*,5
Altor Fund V (No. 1) AB	Private Equity	12/30/2022	17,372,232	21,018,939	5
Altor Fund V (No. 2) AB	Private Equity	06/30/2023	1,925,451	2,289,711	5
Ambienta Water Pumps, SCSp	Private Equity	12/06/2024	24,944,439	28,278,732	*,5
Apax IX USD L.P.	Private Equity	09/30/2024	2,481,193	2,761,619	*,5,11
Apax X USD L.P.	Private Equity	09/30/2024	3,476,403	3,853,054	5,11
ARDIAN Infrastructure Fund IV S.C.A., SICAR	Real Assets	10/04/2024	12,601,634	13,782,385	*,5
ARDIAN Infrastructure Fund V S.C.A., SICAR	Real Assets	10/04/2024	10,044,076	12,210,573	*,5
Astorg IQ-EQ Fund	Private Equity	12/31/2021	517,283	1,374,686	*,5
Astorg V Fund	Private Equity	01/11/2021	—	5,097	*
BE VI 'B' LP	Private Equity	09/30/2024	1,520,547	2,026,052	5
BID Equity Continuation Fund I SCSp	Private Equity	05/27/2025	9,439,152	9,828,061	*,5,9
Bridgepoint Europe V 'A3' LP	Private Equity	09/30/2024	555,881	772,565	*,5

StepStone Private Markets

Consolidated Schedule of Investments (continued)
June 30, 2025 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Secondary Investment Funds - Non-Controlled/Non-Affiliated (continued)
Europe (continued)
Carlyle Europe Technology Partners III, L.P.	Private Equity	09/30/2024	$799,753	$724,015	5
Cevine Capital Management VI (No.1) Feeder Limited Partnership Incorporated	Private Equity	09/30/2024	498,630	654,955	*,5
CF24XB SCSp	Private Equity	04/16/2025	307,492	307,492	*,12
CVC Capital Partners VIII (A) L.P.	Private Equity	09/30/2024	5,468,537	6,646,617	5,11
DFI European Value-Add Fund II	Real Assets	07/12/2021	1,731,071	1,456,517	*,5,12
DIF Core Infrastructure Fund II SCSp	Real Assets	09/30/2024	11,900,328	13,917,577	*,5
DIF Infrastructure VI SCSp	Real Assets	09/30/2024	10,269,278	12,327,200	*,5
Elysium Acquisition LP	Private Equity	12/09/2024	11,260,060	14,227,827	5
EQT Infrastructure IV (No.2) EUR SCSp	Real Assets	09/29/2023	7,133,346	9,647,507	*,5,12
EQT Infrastructure IV (No.2) USD SCSp	Real Assets	10/10/2023	54,547,383	69,504,569	*,5,12
EQT Infrastructure V (No.1) EUR SCSp	Real Assets	07/12/2024	34,176,996	39,549,263	*,5
EQT IX (No.2) EUR SCSp	Private Equity	07/06/2022	13,150,939	17,414,782	*,5,11
EQT VIII (No.2) SCSp	Private Equity	07/06/2022	6,095,811	5,317,705	*,5,11
Equistone Partners Europe Fund IV	Private Equity	12/31/2020	233,913	87,687	*
EuroStone SRIO II S.C.A.	Real Assets	07/12/2021	65,596	195,829	*,5,12
F3 Presto HVD CV Fund AB	Private Equity	04/12/2024	4,698,921	5,889,527	*,5
Fifth Cinven Fund (No. 1) Limited Partnership.	Private Equity	10/30/2020	1,073,632	1,723,628	*,12
GIP Pegasus Fund, L.P.	Real Assets	08/20/2024	19,781,147	20,437,007	*
Gyrus 1 LP	Private Equity	12/09/2024	7,153,578	6,805,846	*,5
Harbert European Real Estate Fund III, L.P.	Real Assets	07/12/2021	—	9,958	*,5,12
IK Small Cap II Fund No.1 SCSp	Private Equity	12/31/2024	240,310	394,564	*,5
Inflexion Buyout Fund V (No.1) Limited Partnership	Private Equity	01/07/2025	1,358,732	1,427,567	5
Inflexion Continuation Fund I (No. 1) Limited Partnership	Private Equity	05/20/2025	5,936,965	6,371,924	*,5,9
InfraRed Infrastructure V (1) LP	Real Assets	06/29/2022	5,300,425	6,438,038	*,5
InfraVia European Fund IV FPCI	Real Assets	10/02/2024	9,086,825	10,946,479	*,5
InfraVia European Fund V FPCI	Real Assets	10/02/2024	12,562,567	14,383,415	5
Kitty Hawk Capital Partners IV L.P.	Real Assets	07/12/2021	361,212	556,820	*,5,12
LQG JV Landmark Portfolio GmbH & Co. KG	Real Assets	07/12/2021	932,694	581,944	*,12
Macquarie European Infrastructure Fund 4 FPCI	Real Assets	04/25/2023	—	1,205,936	*,5
Macquarie European Infrastructure Fund 5 SCSp	Real Assets	04/25/2023	17,328,796	20,573,428	*,5
Macquarie European Infrastructure Fund 6 SCSp	Real Assets	10/01/2024	19,423,935	21,005,161
MCP Continuation Fund I Coöperatief U.A	Private Equity	06/04/2025	9,454,270	9,989,043	*,5,9
MI Continuation Fund A (1,199 shares)	Private Equity	02/23/2024	10,184,339	8,302,557	*,5
NIC Battery Acquisition LP	Real Assets	10/16/2024	16,094,456	24,782,010	*,5
Nordea Private Equity II - European Middle Market Buyout K/S	Private Equity	09/30/2024	62,211	71,196	*,5,13
Oakley Capital Guinness B2 SCSp	Private Equity	06/08/2023	7,427,494	12,020,671	*,5
PAI Europe VII, L.P.	Private Equity	09/30/2024	2,221,462	2,565,259	*,5,11

StepStone Private Markets

Consolidated Schedule of Investments (continued)
June 30, 2025 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Secondary Investment Funds - Non-Controlled/Non-Affiliated (continued)
Europe (continued)
Pan-European Infrastructure II, S.C.S.	Real Assets	10/03/2024	$5,301,131	$7,541,613	*,5
Pan-European Infrastructure III, SCSp	Real Assets	10/03/2024	10,014,298	10,917,379	5
Permira VI L.P.1	Private Equity	09/30/2024	4,488,246	3,985,371	*,5,11
Permira VII L.P.1	Private Equity	09/30/2024	14,449,140	17,774,803	*,5,11
PSC Accelerator II (A), LP	Private Equity	11/23/2023	4,688,463	7,339,684	*,5
Seventh Cinven Fund (No.1) Limited Partnership	Private Equity	09/30/2024	3,994,723	4,700,804	5,11
Sixth Cinven Fund (No. 3) Limited Partnership	Private Equity	10/30/2020	2,619,561	4,549,118	*,5,12
Strategic Opportunities Fund I GmbH & Co. KG	Private Equity	02/05/2024	14,479,506	21,617,487	*,5
Ufenau Continuation 3, SLP	Private Equity	04/14/2022	21,709,902	33,260,608	*,5
Verdane Edda II (D) AB	Private Equity	09/30/2024	983,785	1,328,400	*,5
Verdane Idun I (D) AB	Private Equity	09/30/2024	757,201	644,609	*,5
VIP SIV I LP	Private Equity	05/06/2022	12,959,023	23,533,521	*,5
WPEF VII Feeder 2 ILP	Private Equity	01/07/2025	2,803,120	3,793,725	*,5
WREP#2 Luxco S.à r.l.	Real Assets	07/12/2021	132,673	486,714	*,12
Total Europe			$520,545,104	$637,965,573

North America - 52.5% of NAV
ABRY Partners IX, L.P.	Private Equity	01/01/2025	$2,744,781	$3,333,014	5,12
AE Industrial Partners Fund II, LP	Private Equity	12/31/2024	1,898,761	3,324,664	*,5
AEA Investors Fund V LP	Private Equity	12/31/2021	—	181,281	*,5,11
AHP Fund I PV Feeder L.P.	Private Equity	12/28/2020	2,780,898	2,345,780	5
AHP Fund II PV Feeder L.P.	Private Equity	12/28/2020	8,619,656	9,668,531	*,5
AKKR Isosceles CV LP	Private Equity	06/26/2025	8,669,685	8,609,468	*,5,9
AKKR Strategic Capital LP	Private Equity	10/24/2024	8,128,621	10,366,358	*,5
Album Ventures MSL-C, LP	Private Equity	04/21/2022	3,927,756	4,890,616	*
Amaranth DC Holdings, LP	Private Equity	02/23/2024	29,030,847	32,662,311
Ampersand CF Limited Partnership	Private Equity	11/13/2020	798,017	1,869,553	*
Apollo Investment Fund IX, L.P.	Private Equity	10/01/2024	16,266,352	18,044,660	5,11
Apollo Natural Resources Partners II, L.P.	Real Assets	04/01/2021	384,487	445,028	5,11
Apollo Overseas Partners (Delaware 892) VIII, L.P.	Private Equity	04/01/2021	1,508,459	1,160,960	*,5,11
Apollo Overseas Partners (Lux) IX, SCSp	Private Equity	10/01/2024	1,921,168	1,831,379	5
Apollo Overseas Partners IX, L.P.	Private Equity	01/01/2022	2,460,897	3,341,521	5,11
Aquiline Financial Services Continuation Fund L.P.	Private Equity	05/30/2024	25,246,241	40,936,255	*,5
Aquiline Financial Services Fund V L.P.	Private Equity	05/22/2024	672,559	771,203	*,5
Ares Pathfinder Fund (Offshore), L.P.	Private Debt	04/01/2023	36,521,121	39,410,572	5
Audax Private Equity Fund IV CF, L.P.	Private Equity	12/24/2020	4,988,632	6,292,524	5
Audax Private Equity Fund V-B, L.P.	Private Equity	06/28/2024	12,602,814	11,982,931	*,5,11
Audax Private Equity Fund VI-A, L.P.	Private Equity	06/28/2024	37,399,553	36,424,515	*,11
Audax Private Equity Solutions Fund, L.P.	Private Equity	06/28/2024	2,865,921	2,801,949	5
Azimuth Energy Partners III LP	Private Equity	09/30/2024	207,399	232,699	*,13

StepStone Private Markets

Consolidated Schedule of Investments (continued)
June 30, 2025 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Secondary Investment Funds - Non-Controlled/Non-Affiliated (continued)
North America (continued)
Bain Capital Beacon Holdings, L.P.	Private Equity	03/24/2025	$13,328,567	$14,078,436	*,5
Berkshire Fund IX Coinvestment Fund, L.P.	Private Equity	06/28/2024	14,040,275	20,018,479	*,5,12
Berkshire Fund IX, L.P.	Private Equity	09/04/2021	2,976,637	3,639,700	5,8
Berkshire Fund VIII, L.P.	Private Equity	09/04/2021	2,227,376	784,642	*,5,8
Berkshire Fund X, L.P.	Private Equity	09/04/2021	9,319,608	10,637,185	5,8
Blackstone Capital Partners VI L.P.	Private Equity	01/01/2021	521,048	513,341	5,11
Blue Point Capital Partners III, L.P.	Private Equity	06/30/2022	1,875,012	1,229,998	*,5,12
Blue Point Capital Partners IV, L.P.	Private Equity	06/30/2022	10,065,757	12,207,399	*,5,12
Blue Point Capital Partners V (A), L.P.	Private Equity	06/30/2022	3,078,950	3,286,810	*,5
Brookfield Capital Partners IV (ER) L.P.	Private Equity	09/30/2024	696,727	986,381	*,5
Brookfield Infrastructure Fund IV (ER) SCSp	Real Assets	01/30/2024	3,466,893	3,753,124	5,11
BV RN Continuation Fund, L.P.	Private Equity	10/10/2023	3,645,900	7,273,118	*,5
Catterton Partners VII, L.P.	Private Equity	12/31/2021	5,260,059	2,519,502	*,5
CD&R Value Building Partners I, L.P.	Private Equity	12/17/2021	8,182,021	10,261,129
Charlesbank Equity Fund IX, Limited Partnership	Private Equity	06/28/2024	33,093,608	35,475,968	*,5,12
Charlesbank Equity Fund X, Limited Partnership	Private Equity	06/28/2024	22,210,995	25,763,596	*,5,12
Charlesbank Equity Overage Fund X, Limited Partnership	Private Equity	06/28/2024	3,311,212	2,819,892	*,5,12
Chicago Pacific Founders Fund II-A, L.P.	Private Equity	06/28/2024	3,065,116	4,330,270	*,5
Chicago Pacific Founders Fund, L.P.	Private Equity	06/28/2024	3,489,727	3,828,556	*,5,12
Clayton, Dubilier & Rice Fund X, L.P.	Private Equity	12/31/2021	4,326,911	4,177,931	*,5,11
Clearlake Capital Partners VI (Offshore), L.P.	Private Equity	09/29/2022	14,557,501	16,733,351	*,5
Clearlake Capital Partners VI, L.P.	Private Equity	12/30/2022	7,600,446	9,083,524	*,5
Clearview Capital Fund II, L.P.	Private Equity	03/31/2021	778,253	—	*,12
Cortec Group Fund VII, L.P.	Private Equity	12/31/2024	2,479,962	3,030,337	*,5,12
Cortland Growth and Income, L.P. (17,070 common shares)	Real Assets	04/01/2022	30,287,094	19,816,330	14
Court Square Capital Partners (Offshore) III, L.P.	Private Equity	03/07/2024	11,598,364	12,850,296	5
Court Square Capital Partners III, L.P.	Private Equity	03/07/2024	13,676,177	15,121,634	5,11
Court Square Capital Partners V, L.P.	Private Equity	03/07/2024	—	—	*,5
Encore Consumer Capital Fund (PV) IV, LP	Private Equity	06/30/2022	2,557,760	2,685,114	*,5
Encore Consumer Capital Fund III, LP	Private Equity	06/30/2022	17,172,057	25,193,490	*,5,11
Excellere Capital Fund II, L.P.	Private Equity	04/01/2021	3,855,364	1,809,426	*,5
FFL Parallel Fund IV, L.P.	Private Equity	01/01/2021	547,106	609,375	5,11
FineLine CV LP	Private Equity	11/18/2024	13,064,362	15,475,445	*,5
First-Party Time VI LLC	Private Equity	07/02/2024	3,526,348	5,367,882	*
Francisco Partners V, L.P.	Private Equity	10/01/2024	10,189,905	12,094,607	*,5,11
Francisco Partners VI, L.P.	Private Equity	10/01/2024	4,053,738	4,866,442	*,5,11
Franklin BSP Capital Corporation (2,276,656 common shares)	Private Debt	03/31/2022	31,000,000	31,349,555
Fulcrum Capital Partners V, LP	Private Equity	12/31/2021	1,663,915	1,525,987	*,5

StepStone Private Markets

Consolidated Schedule of Investments (continued)
June 30, 2025 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Secondary Investment Funds - Non-Controlled/Non-Affiliated (continued)
North America (continued)
GA Continuity Fund II, L.P.	Private Equity	03/14/2025	$7,233,813	$10,815,811	*,5,9
Genstar Capital Partners IX, L.P.	Private Equity	09/30/2024	6,030,802	7,986,409	*,5,11,12
Genstar Capital Partners X, L.P.	Private Equity	09/30/2024	3,041,735	3,619,073	*,5,11
Genstar IX Opportunities Fund I, L.P.	Private Equity	09/30/2024	1,154,502	1,390,970	*,5,11
Genstar X Opportunities Fund I, L.P.	Private Equity	09/30/2024	791,851	1,001,051	*,5,11
Global Infrastructure Partners II-C, L.P.	Real Assets	06/30/2021	8,216,484	1,734,561	5
Global Infrastructure Partners IV-C, L.P.	Real Assets	06/30/2025	32,879,388	34,158,781	*,5,9
Gores Capital Partners III, L.P.	Private Equity	01/01/2021	2,701	78,659	*,5,11
Green Equity Investors CF III-B, L.P.	Private Equity	12/21/2023	862,065	598,273	*,5,11
Green Equity Investors CF IV-B, L.P.	Private Equity	04/17/2025	244,992	244,992	*,5
Green Equity Investors CF IV-C, L.P.	Private Equity	04/15/2025	1,873,085	1,983,350	*,5,9
Green Equity Investors IX, L.P.	Private Equity	06/30/2022	3,713,301	4,357,306	*,5
Green Equity Investors Offshore Fund VII, L.P.	Private Equity	09/30/2022	4,681,070	3,014,230	*,5
Green Equity Investors Offshore Fund VIII, L.P.	Private Equity	09/30/2022	2,935,411	4,447,746	*,5
Green Equity Investors Side CF III-B, L.P.	Private Equity	12/21/2023	4,598,073	3,212,196	*,5
Green Equity Investors Side VII, L.P.	Private Equity	06/30/2023	33,439,124	26,912,168	*,5
Green Equity Investors VII, L.P.	Private Equity	06/30/2022	9,069,824	5,616,129	*,5,11
Green Equity Investors VIII, L.P.	Private Equity	06/30/2022	3,348,520	5,168,731	*,5,11
Gridiron Capital Fund II, L.P.	Private Equity	04/01/2021	538,422	499,975	*,5,12
Gryphon Partners IV, L.P.	Private Equity	12/31/2021	1,292,533	1,272,602	*,5
GTCR Fund XII LP	Private Equity	12/31/2024	5,218,469	6,383,598	5,12
H.I.G. Realty Credit SRE Non-REIT Feeder Fund, L.P.	Real Assets	10/01/2021	7,413,573	5,679,174	5
Halifax Capital Partners IV, L.P.	Private Equity	06/30/2023	13,236,247	18,090,344	*,5,11
Halifax Capital Partners V, L.P.	Private Equity	06/30/2023	384,183	576,433	*,5
Harvest Partners IX (Parallel), L.P.	Private Equity	11/01/2022	5,928,920	6,343,778	*,5
Harvest Partners VI, L.P.	Private Equity	03/31/2021	1,667,265	826,319	*,5,10
Harvest Partners VII (Parallel), L.P.	Private Equity	11/01/2022	9,112,848	9,917,102	*,5
Harvest Partners VII, L.P.	Private Equity	11/01/2022	17,381,383	18,555,721	*,5
Hellman & Friedman Capital Partners IX, L.P.	Private Equity	06/30/2022	19,661,034	26,204,466	5,11,12
Hellman & Friedman Capital Partners VIII, L.P.	Private Equity	09/30/2024	4,395,805	4,821,121	5,11
Hellman & Friedman Capital Partners X, L.P.	Private Equity	09/30/2024	5,209,752	5,741,084	5,11
Heritage Healthcare Innovation Fund II, LP	Private Equity	10/17/2024	12,732,433	14,832,995	*
Heritage Healthcare Innovation Fund IV, LP	Private Equity	10/17/2024	855,851	667,825	*,5
HPH II International FF, LP	Private Equity	07/12/2021	4,591,520	6,644,592	*,5
HS Mohawk Fund I LP	Private Equity	03/28/2024	13,325,583	21,041,531	*,5
Insight Partners Continuation Fund II, L.P.	Private Equity	03/31/2023	38,644,042	57,194,186	*,5
Insight Partners Continuation Fund III, L.P.	Private Equity	10/08/2024	18,635,689	24,407,708	*,5
Integrity Growth Partners Fund II, L.P.	Private Equity	07/31/2024	1,024,909	1,593,538	*,5
Jade Equity Investors Offshore Fund, L.P.	Private Equity	09/30/2022	1,460,897	1,665,947	5
JFL-NG Continuation Fund, L.P.	Private Equity	10/27/2021	2,406,110	4,408,676	*,5
Kelso Breathe Investor (DE), L.P.	Private Equity	02/11/2021	3,448,979	7,494,320	5

StepStone Private Markets

Consolidated Schedule of Investments (continued)
June 30, 2025 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Secondary Investment Funds - Non-Controlled/Non-Affiliated (continued)
North America (continued)
KKR Global Infrastructure Investors III EEA (EUR) SCSp	Real Assets	04/01/2024	$15,375,285	$17,485,967	5,11
KKR Global Infrastructure Investors IV (EUR) SCSp	Real Assets	10/01/2024	21,670,984	26,437,861	5
KKR Global Infrastructure Investors IV (USD) SCSp	Real Assets	07/01/2024	42,542,511	50,537,586	5
L Catterton VIII Offshore, L.P.	Private Equity	12/31/2021	1,119,547	1,029,084	*,5
LLR Equity Partners III, L.P.	Private Equity	04/02/2021	301,587	5,716	*,5,12
Madison Dearborn Capital Partners VIII-C, L.P.	Private Equity	03/12/2021	784,565	902,484	*,5
MAF Investments IV LLC	Private Debt	08/01/2024	12,046,893	12,323,529
Marlin Equity Partners IV, L.P.	Private Equity	12/29/2023	2,956,270	2,040,988	*
Maroon Investors, LP	Private Equity	07/13/2023	4,082,269	5,294,923	*,5
MetLife Investment Private Equity Partners II (Feeder), LP	Private Equity	06/28/2024	67,420,089	80,095,150	*,5
MLC Private Equity Partners Feeder, L.P.	Private Equity	03/25/2024	203,358,886	275,119,236	5
Novacap Financial Services I, L.P.	Private Equity	09/30/2024	226,902	273,686	*,5,13
Novacap II, Limited Partnership	Private Equity	09/30/2024	75,537	81,896	*,5,13
Novacap Industries III, L.P.	Private Equity	09/30/2024	70,953	126,567	*,5,13
Novacap Industries IV, L.P.	Private Equity	09/30/2024	42,837	14,526	*,5,13
Novacap Industries V, L.P.	Private Equity	09/30/2024	292,000	381,364	*,5,13
Novacap Technologies III, L.P.	Private Equity	09/30/2024	—	111	*,5,13
Oak Hill Capital Partners V (Offshore 892), L.P.	Private Equity	01/29/2021	2,252,974	3,296,653	*,5
Oak Hill Capital Partners V (Offshore), L.P.	Private Equity	07/06/2023	27,190,310	36,979,250	*,5
Oak Hill Capital Partners VI (TE 892), L.P.	Private Equity	07/06/2023	6,667,838	7,579,913	*,5
Oak Hill Digital Opportunities Partners (TE 892), L.P.	Real Assets	07/19/2024	28,823,405	31,694,423	*,5
Odyssey Investment Partners Fund IV, LP	Private Equity	04/01/2021	1	255,985	*,5
OHCP V GA COI, L.P.	Private Equity	12/16/2020	2,468,970	4,406,048	*
Olympus Growth Fund VII, L.P.	Private Equity	07/31/2024	33,320,048	38,825,425	*,5,11
Paddington Partners, L.P.	Private Equity	01/10/2024	98,828,911	133,255,672	*,5
Pamlico Capital IV, L.P.	Private Equity	12/31/2024	4,330,978	5,531,864	*,5,12
Parallaxes Capital Opportunity Feeder Fund VI, L.P.	Private Equity	03/27/2024	3,594,701	4,124,770	*,5
Pegasus WSJLL Fund, L.P.	Private Equity	12/14/2021	13,175,779	15,275,451	*,5
Pine Brook Capital Partners II, L.P.	Private Equity	12/31/2020	1,111,546	1,628,444	*,5,11
Platinum Equity Capital Partners IV, L.P.	Private Equity	09/30/2024	14,300,352	14,370,714	*,5,11
Platinum Equity Capital Partners V, L.P.	Private Equity	09/30/2024	23,956,491	24,276,242	*,5,11
PlayCore CV, L.P.	Private Equity	11/21/2024	7,138,863	9,139,772	*,5
Poplar DC Holdings, LP	Private Equity	07/01/2024	23,444,551	22,443,230
Providence Cameron (ATG) Co-Investment L.P.	Private Equity	09/11/2024	21,542,444	31,575,694	*,5
Providence Cameron (MO) Co-Investment L.P.	Private Equity	09/11/2024	15,792,308	21,877,067	*,5
Providence Cameron (W) Co-Investment L.P.	Private Equity	09/11/2024	42,974,595	50,054,903	*
Providence Equity Partners IX-A S.C.Sp.	Private Equity	09/11/2024	23,952,775	25,331,726	5
PSG Sequel-A L.P.	Private Equity	01/31/2025	45,100,772	54,343,728	5

StepStone Private Markets

Consolidated Schedule of Investments (continued)
June 30, 2025 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Secondary Investment Funds - Non-Controlled/Non-Affiliated (continued)
North America (continued)
PTEV, L.P.	Private Equity	12/30/2021	$1,559,649	$1,716,602	*,5,8
Redpoint Omega III, L.P.	Private Equity	12/31/2024	2,802,711	3,225,207	*,5
Riverside Capital Appreciation Fund VI, L.P.	Private Equity	12/31/2021	1,913,043	1,953,259	*,5
Riverside Micro-Cap Fund IV B A, L.P.	Private Equity	12/31/2021	1,347,412	871,937	*,5
Riverside Micro-Cap Fund IV-A, L.P.	Private Equity	12/31/2021	10,655,189	9,768,585	*,5
Roark Capital Partners CF LP	Private Equity	08/26/2022	16,812,295	28,093,849	5
Rocket Fuel III LLC	Private Equity	07/02/2024	3,531,813	4,413,845	*
Saw Mill Capital Investors, L.P.	Private Equity	04/09/2021	—	15,347	*,5,10
SBJ Fund, LP	Private Equity	07/31/2023	1,328,784	1,151,336	*,5,12
Sea Change IV LLC	Private Equity	07/02/2024	479,708	719,536	*
Sentinel Capital Partners VI, L.P.	Private Equity	01/07/2025	2,510,538	2,552,752	*,5,12
Sentinel MCA AV, L.P.	Private Equity	10/13/2023	7,627,875	8,676,674	*,5
SK Capital Partners V-A, L.P.	Private Equity	01/01/2025	2,234,603	2,288,904	*,5
SL SPV-4 - A, L.P.	Private Equity	03/19/2025	4,500,000	7,542,004	*,5,9
SPC Partners IV, L.P.	Private Equity	03/31/2021	1,227,436	661,515	*,5,12
SPC Partners V, L.P.	Private Equity	12/31/2020	166,961	158,432	*,5,11
Sterling Investment Partners III, L.P.	Private Equity	01/01/2021	663,533	614,723	5,11
Stonepeak Infrastructure Fund III LP	Real Assets	09/29/2023	6,279,630	6,388,503	5,12
Strategic Value Spurs A, L.P.	Real Assets	12/13/2024	28,475,654	30,833,998	*,5
Stripes Continuation Feeder Fund, LP	Private Equity	10/29/2021	2,916,464	1,400,424	*,5
Summit Partners Growth Equity Fund IX-B, L.P.	Private Equity	09/30/2024	2,088,132	2,300,554	*,5
Summit Partners Growth Equity Fund X-B, L.P.	Private Equity	09/30/2024	2,085,769	2,598,299	*,5
Summit Partners Growth Equity Fund XI-B, L.P.	Private Equity	09/30/2024	1,025,693	1,150,684	*,5
TA Atlantic and Pacific VII-B L.P.	Private Equity	12/31/2020	271,047	1,596,004	*,5,11
Tailwind Capital Partners II (Cayman) L.P.	Private Equity	12/31/2020	745,128	19,301	*,5
The Resolute III Continuation Fund, L.P.	Private Equity	09/27/2024	103,639,308	120,522,928	*,5
THL HT Parallel SPV, L.P.	Private Equity	11/30/2020	2,379,691	4,689,963	5
Thoma Bravo Discover Partners III, L.P.	Private Equity	01/01/2025	3,194,383	4,436,682	*,5,12
Thoma Bravo Fund XI-A, L.P.	Private Equity	01/01/2022	3,703,148	1,570,999	*,5
Thoma Bravo Fund XIII, L.P.	Private Equity	09/30/2024	5,620,089	5,898,739	5,11
Thoma Bravo Fund XIV, L.P.	Private Equity	09/30/2024	15,140,250	16,732,592	5,11
Thoma Bravo Fund XV, L.P.	Private Equity	09/30/2024	4,271,532	5,464,138	5,11
Thoma Bravo Special Opportunities Fund II-A, L.P.	Private Equity	01/01/2022	1,404,367	1,314,615	5
TowerBrook Investors III Trust	Private Equity	12/31/2020	107,310	13,246	*
TPG Growth II, L.P.	Private Equity	04/09/2021	154,383	112,147	*,5,12
TPG Partners VII, L.P.	Private Equity	01/05/2023	13,195,098	11,460,397	*,5
TPG Partners VIII, L.P.	Private Equity	06/30/2022	58,803,972	78,054,050	5,10,11,12
Trident VIII, L.P.	Private Equity	12/30/2022	5,694,066	8,321,763	5
Trinitas Capital Management, LLC	Private Debt	03/15/2024	33,800,000	31,082,833	11
Trinity Hunt Partners CF, L.P.	Private Equity	10/14/2022	24,204,580	28,770,136	*,5
Trinity Hunt Partners V, L.P.	Private Equity	09/30/2024	667,129	471,227	*,5

StepStone Private Markets

Consolidated Schedule of Investments (continued)
June 30, 2025 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Secondary Investment Funds - Non-Controlled/Non-Affiliated (continued)
North America (continued)
Trive Capital Fund I (Offshore) LP	Private Equity	12/31/2021	$139,258	$196,623	*,5
Trive Capital Fund II (Offshore) LP	Private Equity	12/31/2021	703,292	1,577,784	*,5
Trive Capital Fund III LP	Private Equity	12/31/2021	6,744,074	21,752,108	*,5,10
Trive Capital Fund III-A LP	Private Equity	12/31/2021	2,004,377	6,471,646	*,5
Trive Capital Fund IV-A LP	Private Equity	12/31/2021	667,478	1,012,486	*,5
Trive Structured Capital Fund I-A LP	Private Equity	12/31/2021	3,762,763	4,407,273	*,5
Trivest Discovery Fund II-A, L.P.	Private Equity	10/01/2024	567,723	511,884	*,5
Trivest Discovery Fund, L.P.	Private Equity	10/01/2024	381,907	482,121	*,5
Trivest Fund V, L.P.	Private Equity	10/01/2024	142,711	127,793	*,5
Trivest Fund VI, L.P.	Private Equity	10/01/2024	496,891	656,628	*,5
Trivest Fund VII-A, L.P.	Private Equity	10/01/2024	737,433	699,813	*,5
Trivest Growth Investment Fund II, L.P.	Private Equity	10/01/2024	780,640	980,925	5
Trivest Growth Investment Fund, L.P.	Private Equity	10/01/2024	363,437	334,954	5
Trivest Recognition Fund-A, L.P.	Private Equity	10/01/2024	403,519	436,425	*,5
TriWest Capital Partners III, L.P.	Private Equity	09/30/2024	90,043	204,745	*,5,13
TriWest Capital Partners IV, L.P.	Private Equity	09/30/2024	104,880	90,644	5,13
TriWest Capital Partners V, L.P.	Private Equity	09/30/2024	574,947	660,231	*,5,13
TSCP CV II, L.P.	Private Equity	09/08/2024	33,075,012	37,314,072	*,5
Vector Capital V, L.P.	Private Equity	12/31/2021	4,794,923	6,667,277	*,5
Vestar Capital Partners Rainforest, L.P.	Private Equity	04/09/2024	15,345,802	20,002,779	*,5
Vista Equity Endeavor Fund I-A, L.P.	Private Equity	01/01/2022	742,565	1,363,419	*,5
Vista Equity Endeavor Fund III-A, L.P.	Private Equity	04/23/2025	—	—	*,5,9
Vista Equity Partners Fund VIII, L.P.	Private Equity	04/23/2025	6,921,011	7,820,380	*,5,12
Vista Equity Partners Hubble, L.P.	Private Equity	06/23/2025	17,539,342	17,539,342	*,5,9
Vista Equity Partners Meadowbrook, L.P.	Private Equity	04/23/2025	—	4,189,849	*,5,12
Vista Foundation Fund V-A, L.P.	Private Equity	04/23/2025	—	—	*,5,9
Warburg Pincus Global Growth-E, L.P.	Private Equity	09/30/2024	1,822,738	2,756,119	*,5
Warburg Pincus Jovian GG, L.P.	Private Equity	12/17/2024	151,664	221,752	*,5
Warburg Pincus Private Equity XII-D, L.P.	Private Equity	09/30/2024	1,265,264	1,412,216	*,11
Water Street Healthcare Partners II, L.P.	Private Equity	04/01/2021	553,537	20,717	*,5
Webster Equity Partners III-A, L.P.	Private Equity	04/29/2021	4,028,734	3,782,406	*,5
Webster Equity Partners III-B, L.P.	Private Equity	01/17/2024	572,680	1,142,039	*
WEP Terra Fund, L.P.	Private Equity	10/23/2024	5,984,316	8,052,007	*,5
West Street Real Estate Secondary Partners B, L.P.	Real Assets	12/10/2021	5,221,288	4,264,862	*,5,8
WestCap Strategic Operator Offshore Feeder, L.P.	Private Equity	04/13/2022	7,156,801	5,875,174	*
WestCap Strategic Operator US Feeder Fund, L.P.	Private Equity	04/13/2022	16,287,088	14,284,242	*,12
Westview Capital Partners III, L.P.	Private Equity	12/31/2021	2,304,287	1,576,403	*,5,11
XPV Water Extended Value Fund LP	Private Equity	10/03/2022	9,491,726	12,279,156	*,5
Total North America			$2,182,606,815	$2,586,544,166

StepStone Private Markets

Consolidated Schedule of Investments (continued)
June 30, 2025 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Secondary Investment Funds - Non-Controlled/Non-Affiliated (continued)
Rest of World - 0.3% of NAV
Bain Capital Asia Fund IV, L.P.	Private Equity	12/31/2024	$725,185	$1,000,613	5,12
Carlyle MENA Partners, L.P. and Parallel Vehicles	Private Equity	01/01/2021	40,494	308,520	*,5,11
Carlyle South America Buyout Fund, L.P. and Parallel Vehicles	Private Equity	01/01/2021	229,532	6,482	*,5,11
NewQuest Asia Fund IV HH, L.P.	Private Equity	04/25/2022	8,136,849	10,228,866	*,5
Pacific Equity Partners Fund VI, L.P.	Private Equity	12/31/2024	1,551,616	1,848,816	*,5
Vertex IV CF L.P.	Private Equity	01/04/2022	$2,254,860	$2,165,846	*,5
Total Rest of World			$12,938,536	$15,559,143
Total Non-Controlled/Non-Affiliated Secondary Investment Funds			$2,716,090,455	$3,240,068,882

Short-Term Investments - Non-Controlled/Non-Affiliated - 0.8% of NAV
Fidelity Investments Money Market Government Portfolio — Class I, 4.23% (39,050,546 shares)	Money Market	N/A	$39,050,546	$39,050,546	15,16
Total Non-Controlled/Non-Affiliated Short-Term Investments			$39,050,546	$39,050,546
Total Non-Controlled/Non-Affiliated Investments - 84.5% of NAV			$3,526,198,625	$4,164,763,378

Secondary Investment Funds - Controlled/Affiliated - 4.1% of NAV					1,2,3,4
North America - 4.1% of NAV
Accordion DC Holdings, LP	Private Equity	12/08/2022	$5,237,461	$7,141,569
Gemspring Capital Goliath Fund, LP	Private Equity	10/30/2024	37,763,085	37,678,661	*,5
Octagon StepStone CLO Fund, LTD. (50,000 common shares)	Private Debt	02/07/2023	50,000,000	66,288,137	*
SkyKnight Capital II CV B, L.P.	Private Equity	10/29/2024	77,044,787	94,097,264	5
Total North America.			$170,045,333	$205,205,631
Total Controlled/Affiliated Secondary Investment Funds			$170,045,333	$205,205,631
Total Controlled/Affiliated Investments - 4.1% of NAV			$170,045,333	$205,205,631
Total Investments - 88.6% of NAV			$3,696,243,958	$4,369,969,009

Cash Equivalents - 11.2% of NAV
UMB Bank Money Market Special II — 4.19% ($550,353,971 principal)	Money Market	N/A	$550,353,971	$550,353,971	16
Total Cash Equivalents			$550,353,971	$550,353,971
Other assets in excess of liabilities - 0.2% of NAV				$7,609,705
Net Assets - 100.0% of NAV				$4,927,932,685

*	Investment is non-income producing.

1	Geographic region generally reflects the location of the investment manager or company.

2	Investments do not issue shares or hold outstanding principal, except where noted. The terms "shares" and "units" are used interchangeably.

StepStone Private Markets

Consolidated Schedule of Investments (continued)
June 30, 2025 (unaudited)

3	Private investments typically do not permit redemptions or withdrawals, except at the discretion of their general partner, manager, or advisor. Final distribution dates are generally unknown unless specified. These funds are fair valued using net asset value as the practical expedient, unless otherwise noted, and are usually acquired through private placements with contractual resale restrictions that do not lapse. Each investment may have been purchased on different dates and for varying amounts. The acquisition date of the first purchase is listed in the Consolidated Schedule of Investments.

4	The fair value of any Secondary Investment Fund, Primary Investment Fund, or Co-Investment (together "Private Market Assets") has not been calculated, reviewed, verified or in any way approved by any general partner, manager or advisor of such Private Market Assets (including any of its affiliates).

5	Investment has been committed to but has not been fully funded.

6	The fair value of the investment was determined using significant unobservable inputs.

7	A Collateralized Loan Obligation ("CLO") is structured by pooling certain private loans, other lender assets, and their associated collateral. A sponsoring organization establishes a special purpose vehicle to hold the assets/collateral and issue securities; interests in these pools are sold as individual securities. Payments of principal and interest are passed through to investors and are typically supported by credit enhancements, such as a letter of credit, surety bond, limited guaranty or senior/subordination structures. These payments are divided into multiple tranches of debt securities, offering distinct maturity and credit risk profiles. Some tranches receive regular principal and interest installments, while others receive only interest, with principal due at maturity or upon specified call dates. Certain tranches are entitled to principal and accrued interest only at maturity or upon specified call dates. Each tranche carries a different interest rate, which may be fixed or floating.

8	All or a portion of this security is held by SPRIM LLC - Series A.

9	All or a portion of this security is held by SPRIM Subsidiary LLC.

10	All or a portion of this security is held by SPRIM LLC - Series B.

11	All or a portion of this security is held by SPRIM Cayman II LLC.

12	All or a portion of this security is held by SPRIM Cayman LLC.

13	All or a portion of this security is held by SPRIM Blue Jay Investco ULC.

14	Investment offers quarterly redemptions with a one quarter notice period.

15	The audited financial statements of the investment can be found at sec.gov.

16	The rate reported is the 7-day effective yield at the period end.